Loans from the Argentina Central Bank and Other Financial Institutions - Summary of Loans from the Argentina Central Bank and Other Financial Institutions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about borrowings [line items]
Total	$ 19,446,028	$ 11,618,302	$ 12,717,145
Loans from the Argentine Central Bank [member]
Disclosure of detailed information about borrowings [line items]
Total	28,675	22,623	23,450
Correspondents borrowings [member]
Disclosure of detailed information about borrowings [line items]
Total	1,583,638	614,362	2,104,863
Loans from Local Financial Institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	5,719,582	3,552,963	6,511,273
Loans from Foreign Financial Institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	7,474,069	6,056,735	3,840,658
Loans from International Entities [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 4,640,064	$ 1,371,619	$ 236,901